Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable [Table Text Block]
	Years ended October 31,
	2016	2015	2014
Balance at beginning of year	$63,011	$92,988	$74,073
Bad debt expense (recovery)	11,255	(16,889)	18,915
Losses charged to allowance	—	(13,088)	—
Balance at end of year	$74,266	$63,011	$92,988